Facsimile
(515) 283-3108

Writer’s Direct Dial Number
(515) 283-3146

E-MAIL: whs@nyemaster.com

REPLY TO:
Des Moines

November 28, 2006

CORRESP.

Securities and Exchange Commission

Washington, DC 20549

MAIL STOP 3720

Re:	Breda Telephone Corp.

Preliminary Proxy Statement on Schedule 14A

Filed September 14, 2006

File No. 0-26525

Ladies and Gentlemen:

This letter is submitted in response to the comments provided with respect to the above-referenced filing under the October 12, 2006 letter of Michele M. Anderson, Legal Branch Chief. The numbered paragraphs below correspond to the numbered paragraphs utilized in the referenced October 12, 2006 comment letter of the Securities and Exchange Commission.

Breda Telephone Corp. responds to the comments provided in the October 12, 2006 letter of the Securities and Exchange Commission as follows:

1.         The proxy statement and the ballot being submitted along with this letter have been revised to comply with the comment set forth in numbered paragraph 1 of the October 12, 2006 letter of the Securities and Exchange Commission by including a separate section on the ballot and disclosure under separate headings in the proxy statement regarding Article IV and Article V of the Articles of Restatement. Article IV and Article V address the authorization of the Class A Common Stock and the Class B Common Stock which are authorized by the Articles of Restatement and the terms of the Class A Common Stock and the Class B Common Stock.

November 28, 2006

Breda Telephone Corp. believes this approach is consistent with the October 12, 2006 comment letter of the Securities and Exchange Commission and with Rule 14a-4(a)(3) and Rule 14a-4(b)(1) given that all of the terms of the Class A Common Stock and the Class B Common Stock are directly related and are therefore properly viewed as a single voting matter to be acted upon by the shareholders.

2.         The proxy statement and the ballot being submitted along with this letter provide that all of the other articles of the Articles of Restatement will be voted upon as a single matter. Breda Telephone Corp. has taken this approach because all of the matters addressed in the other articles of the Articles of Restatement are all already part of Breda Telephone Corp.’s current Amended and Restated Articles of Incorporation or Breda Telephone Corp.’s bylaws or are otherwise applicable to Breda under the Iowa Business Corporation Act. A comparison and cross reference of the articles contained in the Articles of Restatement with any corresponding provisions from the existing Amended and Restated Articles of Incorporation has been added to the proxy statement. In addition, the limited changes which have been made by any of the articles in the Articles of Restatement are not material in nature, and some of those changes are related to changes in the underlying state corporate law applicable to Breda Telephone Corp.

3.         A preliminary or definitive proxy statement was not utilized in connection with the focus group meetings with Breda Telephone Corp.’s shareholders because no proxy, consent, ballot or other vote of any kind was solicited or sought in connection with any focus group meeting. The purpose of the focus group meetings was to obtain the suggestions of the shareholders of Breda Telephone Corp. regarding what the shareholders thought might be appropriate with respect to possible amendments to the restrictions on assignment that are set forth in the existing Amended and Restated Articles of Incorporation of Breda Telephone Corp. and, again, no proxy, consent, ballot or other vote was at any time solicited or sought in connection with any focus group meeting.

Any other changes reflected in the proxy statement or the ballot being submitted along with this letter are related to the changes that have been made to the proxy statement and the ballot in response to the comments discussed in numbered paragraphs 1 and 2 above in this letter or are otherwise not material in nature.

The proposed date and time for the special meeting of the shareholders of Breda Telephone Corp. and certain other information which is dependent upon the date and time of the special meeting (such as the record date for the special meeting) remain to be completed in the proxy statement and the ballot being submitted along with this letter. Breda Telephone Corp. contemplates submitting either a second amendment or, with the approval of the Securities and Exchange Commission, a definitive filing, which completes that information after Breda Telephone Corp. receives confirmation from the Securities and Exchange Commission that this filing is responsive to the October 12, 2006 comment letter of the Securities and Exchange Commission.

November 28, 2006

As requested in the October 12, 2006 comment letter of the Securities and Exchange Commission, Breda Telephone Corp. hereby acknowledges that:

•	Breda Telephone Corp. is responsible for the adequacy and accuracy of the disclosure in the filing referenced in this letter;

•

Securities and Exchange Commission staff comments or changes to disclosure in response to Securities and Exchange Commission staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing referenced in this letter; and

•

Breda Telephone Corp. may not assert Securities and Exchange Commission staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Please address any further inquiries, questions or comments regarding this submission to the undersigned at 515-283-3146, fax number 515-283-3108 or e-mail at whs@nyemaster.com. Thank you.

Very truly yours,

Wade H. Schut

WHS:cls

cc:	Breda Telephone Corp.